Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Direct materials	$ 127	$ 85
Repair and distribution parts	91	94
Work-in-progress	48	62
Equipment	14	17
Total inventories	280	258
WIP related to EI assets - finance leases receivable	$ 0	$ 35